Note 8 - Common Stock (Details) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	9 Months Ended	0 Months Ended
	Sep. 23, 2014	Jun. 30, 2009	Sep. 30, 2014	Dec. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	May 09, 2014 Accrued Interest [Member] GBS [Member]	Sep. 30, 2014 September 2014 Term Loan [Member]	Sep. 30, 2014 September 2014 Term Loan [Member]	May 09, 2014 GBS [Member]
Note 8 - Common Stock (Details) [Line Items]
Conversion of Stock, Shares Issued	3,743,282
Conversion of Stock, Exchange Ratio	0.0080497
Class of Warrant or Right, Number of Securities Called by Warrants as Percentage of Outstanding Shares of Common Stock											5.00%
Debt Conversion, Original Debt, Amount (in Dollars)	$ 1,545,678		$ 1,545,678					$ 211,000			$ 1,750,000
Stock Issued During Period, Shares, Other											943,596
Stock Issued During Period, Shares, New Issues	11,305,567
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	940,189			16,680,324	16,680,324	16,680,324			471,698	471,698
Proceeds from Issuance of Private Placement (in Dollars)	6,000,000		4,204,220
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.53				$ 0.06				$ 0.53	$ 0.53
Warrant Term	5 years								10 years	10 years
Warrants and Rights Outstanding (in Dollars)									622,170	622,170
Fair Value Assumptions, Expected Dividend Rate									0.00%
Fair Value Assumptions, Expected Volatility Rate									77.00%
Fair Value Assumptions, Risk Free Interest Rate									2.50%
Common Stock, Shares Authorized					612,000,000	612,000,000	612,000,000
Dividends (in Dollars)			$ 0	$ 0
Shares Subject to Repurchase, Lapse Period				4 years
Treasury Stock, Shares, Acquired		565,833
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased				666		194,441